Deutsche Investment Management Americas Inc.
                                   One Beacon Street
                                   Boston, MA 02108

                                   August 27, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Short Duration Plus Fund (the "Fund"), a series of DWS Advisor Funds (the "Trust") (Reg. Nos. 33-07404, 811-04760)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund's Institutional Class shares pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 161 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 22, 2008.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                   Very truly yours,


                                   /s/Scott D. Hogan
                                   Scott D. Hogan
                                   Vice President
                                   Deutsche Investment Management Americas Inc.

cc:      Mary Carty, Esq., Willkie Farr & Gallagher